Convertible notes and Standby Equity Distribution Agreement (Details)				3 Months Ended	12 Months Ended
	Mar. 19, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($) D	Jan. 19, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 11, 2022 $ / shares	May 05, 2022 agreement $ / shares	Feb. 28, 2022 agreement $ / shares	Jan. 10, 2022 agreement $ / shares	Oct. 29, 2021 $ / shares	Oct. 28, 2021 $ / shares
Principal amount			$ 10,000,000.0
Conversion price | $ / shares											$ 0.06
Commitment fees on convertible notes through issuance of treasury shares						$ 329,150
Derivative liabilities						553,707
Aggregate net gain					$ 553,707	1,108,648
Floor price | $ / shares											$ 0.01	$ 0.015
Outstanding equity financing available					0
Additional paid-in capital
Commitment fees on convertible notes through issuance of treasury shares						$ (436,247)
Standby equity distribution agreement
Consecutive trading days | D		5
Maximum value of stock available to execute		$ 20,000,000.0
Agreement term		36 months
Purchase price		90.00%
January 2021 Notes
Discount percentage			3.00%
Interest rate			5.00%
Net proceeds from issuance of convertible notes			$ 8,900,000
Conversion price | $ / shares				$ 0.0508
Consecutive trading days			10
Shares for commitment fee of convertible notes (in shares) | shares			1,750,000
Commitment fees on convertible notes through issuance of treasury shares			$ 100,000
Conversion of convertible notes to ordinary shares (in shares) | shares				196,665,850
Loan discount					400,000
Issuance costs					$ 700,000
January 2021 Notes | Additional paid-in capital
Beneficial conversion feature				$ 1,400,000
January 2021 Notes | Maximum
Conversion price | $ / shares			$ 0.084
Percentage of trading price			88.00%
March 2021 Notes
Principal amount	$ 20,000,000.0
Discount percentage	2.00%
Interest rate	5.00%
Net proceeds from issuance of convertible notes	$ 18,200,000
Conversion price | $ / shares	$ 0.1				$ 0.0042	$ 21.4000
Shares for commitment fee of convertible notes (in shares) | shares	3,750,000
Commitment fees on convertible notes through issuance of treasury shares	$ 200,000
Conversion of convertible notes to ordinary shares (in shares) | shares					1,195,980,950	347,620,500
Loan discount					$ 2,000,000
Issuance costs					1,600,000
Debt redemption premium	8.00%
Threshold consecutive trading days prior to redemption date	5 days
Percentage of redemption	108.00%
Interest rate	15.00%
Debt amount redeemed					1,662,355
Derivative liabilities					0	$ 553,707
Aggregate net gain					553,707	1,108,648
Floor price | $ / shares	$ 0.015							$ 0.002	$ 0.004	$ 0.006
Number of letter agreement with investor | agreement								3	3	3
Debt instrument accrued interest					8,800,000	7,400,000
Cash payments					$ 3,700,000	$ 4,200,000
March 2021 Notes | ADS
Floor price | $ / shares							$ 0.50